Capital structure and financial items - Change in working capital - Change in Working Capital (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Inventories	kr (1,305)	kr (963)	kr (1,032)
Trade receivables	(2,126)	(2,621)	69
Other receivables and prepayments1	(1,190)	(662)	(17)
Trade payables	(398)	1,146	(401)
Other liabilities1	1,202	(348)	265
Adjustment for payables related to non-current assets	295	84	(1,143)
Adjustment related to divestment of group companies	(42)	0	0
Change in working capital including exchange rate adjustments	(3,564)	(3,364)	(2,259)
Exchange rate adjustments	176	(6)	(1,375)
Cash flow change in working capital	kr (3,388)	kr (3,370)	kr (3,634)